Financial Risk Management Policy - Capital Management (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Risk Management Policy
Profit attributable to the Parent	€ 188,726	€ 618,546	€ 625,146
Equity attributable to the Parent	€ 5,523,609	€ 5,108,392
Return on equity	3.00%	12.00%
Treasury stock as a percentage of capital, held by parent	1.31%	0.40%